SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Schedule of the option activities under the 2020 Plan

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2023	15,060,889	0.15	1.01	6.87	7,396
Forfeited/expired	(496,206)	0.87	0.87
Exercised	(57,990)	0.11
Outstanding, December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Vested and expected to vest at December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Exercisable at December 31, 2024	13,174,568	0.13	1.09	5.67	2,905

Schedule of the assumptions used to estimate the fair value of the options granted

For the year ended
December 31, 2022
Fair value per ordinary share as at valuation date	US$0.41
Risk‑free rate	3.44%
Expected volatility	71.71%
Exercise multiple	2.2 — 2.8

Schedule of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	348	299	106	15
Research and development expenses	6,377	4,055	1,303	179
Sales and marketing expenses	1,599	707	164	22
General and administrative expenses	4,720	4,374	1,251	171
	13,044	9,435	2,824	387